Risk Management and Financial Instruments - Schedule of Estimated Fair Value (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 18,052,688	$ 16,033,514
Fair value	18,221,295	15,423,078
JBS Lux 2027 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 105,951	$ 1,000,000
Price (% of the Principal)	97.61%	94.98%
Fair value	$ 103,416	$ 949,770
JBS Lux 2028 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal		$ 899,740
Price (% of the Principal)		99.50%
Fair value		$ 895,205
JBS Lux 2029 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 599,957	$ 599,957
Price (% of the Principal)	95.82%	91.20%
Fair value	$ 574,885	$ 547,161
JBS Lux 2029 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal		$ 69,906
Price (% of the Principal)		100.52%
Fair value		$ 70,273
JBS Lux 2030 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal		$ 1,249,685
Price (% of the Principal)		99.77%
Fair value		$ 1,246,786
JBS Lux 2031 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 493,000	$ 493,000
Price (% of the Principal)	94.58%	88.93%
Fair value	$ 466,270	$ 438,435
JBS Lux 2032 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	89.32%	83.22%
Fair value	$ 893,240	$ 832,210
JBS Lux 2032 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 968,780	$ 968,780
Price (% of the Principal)	93.21%	87.96%
Fair value	$ 903,029	$ 852,178
JBS Lux 2033 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,661,675	$ 1,661,675
Price (% of the Principal)	104.30%	99.54%
Fair value	$ 1,733,094	$ 1,654,048
JBS Lux 2034 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,507,046	$ 1,507,046
Price (% of the Principal)	110.44%	105.85%
Fair value	$ 1,664,397	$ 1,595,148
JBS Lux 2052 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	78.51%	110.50%
Fair value	$ 706,599	$ 994,482
JBS Lux 2052 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,548,000	$ 1,548,000
Price (% of the Principal)	105.01%	101.53%
Fair value	$ 1,625,477	$ 1,571,731
JBS Lux 2053 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	114.02%	74.94%
Fair value	$ 1,026,180	$ 674,487
JBS Lux 2036 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,250,000
Price (% of the Principal)	101.57%
Fair value	$ 1,269,575
JBS Lux 2056 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,250,000
Price (% of the Principal)	102.09%
Fair value	$ 1,276,138
JBS Lux 2066 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000
Price (% of the Principal)	102.53%
Fair value	$ 1,025,270
JBS USA 2035 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000
Price (% of the Principal)	104.88%
Fair value	$ 1,048,800
JBS USA 2055 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 750,000
Price (% of the Principal)	103.85%
Fair value	$ 778,838
PPC 2031 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 796,158	$ 855,725
Price (% of the Principal)	96.70%	92.24%
Fair value	$ 769,901	$ 789,303
PPC 2032 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 899,600	$ 900,000
Price (% of the Principal)	91.34%	86.34%
Fair value	$ 821,695	$ 777,033
PPC 2033 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 922,521	$ 980,000
Price (% of the Principal)	106.53%	102.16%
Fair value	$ 982,771	$ 1,001,178
PPC 2034 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Principal	$ 500,000	$ 500,000
Price (% of the Principal)	110.34%	106.73%
Fair value	$ 551,720	$ 533,650